LEASES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Feb. 28, 2018
Lessee, Lease, Description [Line Items]
Lease term			11 years 9 months
Option to purchase, amount	$ 25,100,000
Finance lease liability remeasurement adjustment		$ 10,500,000
Derecognition of finance lease liability	24,700,000
Promissory Note | Notes Payable, Other Payables
Lessee, Lease, Description [Line Items]
Face amount	$ 25,000,000.0